CAPITAL RESERVE (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Summary of Capital Reserve

	Six Months Ended June 30,
	2024	2023
Opening carrying amount	74,166	63,723
Share options and warrants exercised (Note 12, 13)	991	13
Issue of ordinary shares ( Note 10)	—	10,216
Issue of restricted shares (Note 11, 13)	439	—
Share options expired (Note 12, 13)	182	—
Closing carrying amount	75,778	73,952